Submission	Jul. 10, 2026
Submission [Line Items]
Central Index Key	0001751788
Registrant Name	DOW INC.
Registration File Number	333-288028
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES